SEGMENT FINANCIAL DATA	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT FINANCIAL DATA	SEGMENT FINANCIAL DATA
Honeywell globally manages its business operations through four reportable business segments. Segment information is consistent with how management reviews the businesses, makes investing and resource allocation decisions, and assesses operating performance.
Honeywell’s senior management evaluates segment performance based on segment profit. Each segment’s profit is measured as segment income (loss) before taxes excluding general corporate unallocated expense, interest and other financial charges, stock compensation expense, pension and other postretirement income (expense), repositioning and other charges, and other items within Other (income) expense.
Effective during the first quarter of 2024, the Company realigned certain of its business units comprising its historical Performance Materials and Technologies, and Safety and Productivity Solutions reportable business segments by forming two new reportable business segments: Industrial Automation, and Energy and Sustainability Solutions. Industrial Automation includes Sensing and Safety Technologies, Productivity Solutions and Services, and Warehouse and Workflow Solutions, previously included in Safety and Productivity Solutions, in addition to Process Solutions, previously included in Performance Materials and Technologies. Energy and Sustainability Solutions includes UOP and Advanced Materials, previously included in Performance Materials and Technologies. Further, as part of the realignment, the Company renamed its historical Aerospace and Honeywell Building Technologies reportable business segments to Aerospace Technologies and Building Automation, respectively. This realignment had no impact on the Company’s historical consolidated financial position, results of operations, or cash flows. Prior period amounts have been recast.

	Years Ended December 31,
	2023	2022	2021
Net sales
Aerospace Technologies
Products	$7,316	$6,330	$6,158
Services	6,308	5,497	4,868
Net Aerospace Technologies sales	13,624	11,827	11,026
Industrial Automation
Products	8,176	9,439	10,403
Services	2,580	2,199	2,022
Net Industrial Automation sales	10,756	11,638	12,425
Building Automation
Products	4,599	4,591	4,098
Services	1,432	1,409	1,441
Net Building Automation sales	6,031	6,000	5,539
Energy and Sustainability Solutions
Products	5,682	5,600	4,984
Services	557	396	418
Net Energy and Sustainability Solutions sales	6,239	5,996	5,402
Corporate and All Other
Services	12	5	—
Net Corporate and All Other sales	12	5	—
Net sales	$36,662	$35,466	$34,392
Depreciation and amortization
Aerospace Technologies	$267	$285	$278
Industrial Automation	386	422	439
Building Automation	107	92	67
Energy and Sustainability Solutions	253	247	252
Corporate and All Other	163	158	102
Total depreciation and amortization	$1,176	$1,204	$1,138
Segment profit
Aerospace Technologies	$3,741	$3,228	$3,051
Industrial Automation	1,967	1,896	1,824
Building Automation	1,505	1,439	1,238
Energy and Sustainability Solutions	1,483	1,538	1,325
Corporate and All Other	(392)	(412)	(226)
Total segment profit	$8,304	$7,689	$7,212

	Years Ended December 31,
	2023	2022	2021
Capital expenditures
Aerospace Technologies	$310	$246	$284
Industrial Automation	194	77	232
Building Automation	79	74	62
Energy and Sustainability Solutions	374	291	223
Corporate and All Other	82	78	94
Total capital expenditures	$1,039	$766	$895

	Years Ended December 31,
	2023	2022
Total assets
Aerospace Technologies	$12,976	$12,189
Industrial Automation	22,026	21,337
Building Automation	6,723	6,599
Energy and Sustainability Solutions	8,048	7,442
Corporate and All Other	11,752	14,708
Total assets	$61,525	$62,275
A reconciliation of segment profit to consolidated income before taxes are as follows:

	Years Ended December 31,
	2023	2022	2021
Segment profit	$8,304	$7,689	$7,212
Interest and other financial charges	(765)	(414)	(343)
Interest income	321	138	102
Stock compensation expense[1]	(202)	(188)	(217)
Pension ongoing income[2]	528	993	1,083
Pension mark-to-market expense	(153)	(523)	(40)
Other postretirement income[2]	29	41	71
Repositioning and other charges[3]	(860)	(1,266)	(569)
Other expense[4]	(43)	(91)	(64)
Income before taxes	$7,159	$6,379	$7,235

1	Amounts included in Selling, general and administrative expenses.
2
Amounts included in Cost of products and services sold (service cost component), Selling, general and administrative expenses (service cost component), Research and development expenses (service cost component), and Other (income) expense (non-service cost component).

3	Amounts included in Cost of products and services sold, Selling, general and administrative expenses, and Other (income) expense.
4	Amounts include the other components of Other (income) expense not included within other categories in this reconciliation. Equity income of affiliated companies is included in segment profit.